Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Central Index Key	dei_EntityCentralIndexKey	0000355437
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Prospectus Date	rr_ProspectusDate	Sep 30, 2011

Institutional Class | DIMENSIONAL RETIREMENT EQUITY FUND II
Dimensional Retirement Equity Fund II
INVESTMENT OBJECTIVE
The investment objective of the Dimensional Retirement Equity Fund II (the "Retirement Equity Portfolio") is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Equity Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (USD $)	Institutional Class DIMENSIONAL RETIREMENT EQUITY FUND II
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Institutional Class DIMENSIONAL RETIREMENT EQUITY FUND II
Management Fee		0.30%
Other Expenses	[1]	0.16%
Acquired Fund Fees and Expenses	[2]	0.25%
Total Annual Fund Operating Expenses		0.71%
Fee Waiver and/or Expense Reimbursement	[3]	0.31%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.40%
[1]	The Retirement Equity Portfolio is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Equity Portfolio through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year.
[3]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Retirement Equity Portfolio, the Advisor has contractually agreed to waive up to the full amount of the Retirement Equity Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Retirement Equity Portfolio through its investment in other funds managed by the Advisor (the "Underlying Funds") (including the Portfolio's proportionate share of any management fees that an Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Retirement Equity Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Equity Portfolio so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver and Expense Assumption Agreement for the Retirement Equity Portfolio will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the Retirement Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Retirement Equity Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Institutional Class DIMENSIONAL RETIREMENT EQUITY FUND II	41	196

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Retirement Equity Portfolio does not pay transaction costs when buying and selling shares of other mutual funds (the "Underlying Funds"); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Retirement Equity Portfolio is new, information about portfolio turnover rate is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Retirement Equity Portfolio is a "fund of funds," which means that the Retirement Equity Portfolio generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities. The Retirement Equity Portfolio seeks to achieve exposure to a broad portfolio of securities of both U.S. companies and non-U.S. companies associated with countries with developed and emerging markets, including frontier markets (emerging markets in an earlier stage of development), by primarily purchasing shares of U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, International Core Equity Portfolio, Large Cap International Portfolio, Emerging Markets Core Equity Portfolio and The Emerging Markets Series (the "Underlying Funds"). The Retirement Equity Portfolio may have exposure to companies in all the market capitalization ranges.

The Retirement Equity Portfolio typically allocates its investments among the Underlying Funds in the following manner: 50% to 80% in the U.S. Core Equity 1 Portfolio and U.S. Large Company Portfolio; 15% to 45% in the International Core Equity Portfolio and Large Cap International Portfolio; and 5% to 20% in the Emerging Markets Core Equity Portfolio and The Emerging Markets Series. Allocations by the Retirement Equity Portfolio among the Underlying Funds within the ranges described above are determined by the relative value of the holdings of the Underlying Funds. Periodically, the Advisor will review the allocations for the Retirement Equity Portfolio in each Underlying Fund. If the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocation ranges for the Retirement Equity Portfolio. From time to time, the Advisor also may add or remove Underlying Funds in the Retirement Equity Portfolio without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Equity Portfolio's net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities.

Each Underlying Fund may enter into futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Retirement Equity Portfolio and each Underlying Fund may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Retirement Equity Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds. The Retirement Equity Portfolio and Underlying Funds may invest in such money market funds and other short-term investments to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses. The Retirement Equity Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Retirement Equity Portfolio invests as of the date of this Prospectus is described in the Portfolio's Prospectus in the section entitled "ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES".

PRINCIPAL RISKS

Fund of Funds Risk: The investment performance of the Retirement Equity Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds' investments. The risks of the Underlying Funds' investments are described below.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Retirement Equity Portfolio and the Underlying Funds to at times underperform equity funds that use other investment strategies.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Retirement Equity Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Retirement Equity Portfolio will be exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

PERFORMANCE

Performance information is not available for the Retirement Equity Portfolio because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Institutional Class | DIMENSIONAL RETIREMENT EQUITY FUND II | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	196
Institutional Class | DIMENSIONAL RETIREMENT EQUITY FUND II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dimensional Retirement Equity Fund II
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dimensional Retirement Equity Fund II (the "Retirement Equity Portfolio") is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Equity Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Retirement Equity Portfolio does not pay transaction costs when buying and selling shares of other mutual funds (the "Underlying Funds"); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Retirement Equity Portfolio is new, information about portfolio turnover rate is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Retirement Equity Portfolio is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Equity Portfolio through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Retirement Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Retirement Equity Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Retirement Equity Portfolio is a "fund of funds," which means that the Retirement Equity Portfolio generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities. The Retirement Equity Portfolio seeks to achieve exposure to a broad portfolio of securities of both U.S. companies and non-U.S. companies associated with countries with developed and emerging markets, including frontier markets (emerging markets in an earlier stage of development), by primarily purchasing shares of U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, International Core Equity Portfolio, Large Cap International Portfolio, Emerging Markets Core Equity Portfolio and The Emerging Markets Series (the "Underlying Funds"). The Retirement Equity Portfolio may have exposure to companies in all the market capitalization ranges.

The Retirement Equity Portfolio typically allocates its investments among the Underlying Funds in the following manner: 50% to 80% in the U.S. Core Equity 1 Portfolio and U.S. Large Company Portfolio; 15% to 45% in the International Core Equity Portfolio and Large Cap International Portfolio; and 5% to 20% in the Emerging Markets Core Equity Portfolio and The Emerging Markets Series. Allocations by the Retirement Equity Portfolio among the Underlying Funds within the ranges described above are determined by the relative value of the holdings of the Underlying Funds. Periodically, the Advisor will review the allocations for the Retirement Equity Portfolio in each Underlying Fund. If the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocation ranges for the Retirement Equity Portfolio. From time to time, the Advisor also may add or remove Underlying Funds in the Retirement Equity Portfolio without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Equity Portfolio's net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities.

Each Underlying Fund may enter into futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Retirement Equity Portfolio and each Underlying Fund may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Retirement Equity Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds. The Retirement Equity Portfolio and Underlying Funds may invest in such money market funds and other short-term investments to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses. The Retirement Equity Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Retirement Equity Portfolio invests as of the date of this Prospectus is described in the Portfolio's Prospectus in the section entitled "ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES".

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Fund of Funds Risk: The investment performance of the Retirement Equity Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds' investments. The risks of the Underlying Funds' investments are described below.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Retirement Equity Portfolio and the Underlying Funds to at times underperform equity funds that use other investment strategies.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Retirement Equity Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Retirement Equity Portfolio will be exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available for the Retirement Equity Portfolio because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Retirement Equity Portfolio because it has not yet commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com

[1]	The Retirement Equity Portfolio is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Equity Portfolio through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year.
[3]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Retirement Equity Portfolio, the Advisor has contractually agreed to waive up to the full amount of the Retirement Equity Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Retirement Equity Portfolio through its investment in other funds managed by the Advisor (the "Underlying Funds") (including the Portfolio's proportionate share of any management fees that an Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Retirement Equity Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Equity Portfolio so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver and Expense Assumption Agreement for the Retirement Equity Portfolio will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

Institutional Class | DIMENSIONAL RETIREMENT FIXED INCOME FUND I
Dimensional Retirement Fixed Income Fund I
INVESTMENT OBJECTIVE

The investment objective of the Dimensional Retirement Fixed Income Fund I (the "Retirement Fixed Income Portfolio I") is to maximize total return consistent with preservation of capital. Total return is comprised of income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Fixed Income Portfolio I.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (USD $)	Institutional Class DIMENSIONAL RETIREMENT FIXED INCOME FUND I
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Institutional Class DIMENSIONAL RETIREMENT FIXED INCOME FUND I
Management Fee		0.30%
Other Expenses	[1]	0.29%
Acquired Fund Fees and Expenses	[2]	0.18%
Total Annual Fund Operating Expenses		0.77%
Fee Waiver and/or Expense Reimbursement	[3]	0.37%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.40%
[1]	The Retirement Fixed Income Portfolio I is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Fixed Income Portfolio I through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year.
[3]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio I, the Advisor has contractually agreed to waive up to the full amount of the Retirement Fixed Income Portfolio I's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Retirement Fixed Income Portfolio I through its investment in other funds managed by the Advisor (the "Underlying Funds") (including the Portfolio's proportionate share of any management fees that an Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Retirement Fixed Income Portfolio I to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Fixed Income Portfolio I so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio I will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the Retirement Fixed Income Portfolio I with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Retirement Fixed Income Portfolio I reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Institutional Class DIMENSIONAL RETIREMENT FIXED INCOME FUND I	41	209

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Retirement Fixed Income Portfolio I does not pay transaction costs when buying and selling shares of other mutual funds (the "Underlying Funds"); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Retirement Fixed Income Portfolio I is new, information about portfolio turnover rate is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

The Retirement Fixed Income Portfolio I is a "fund of funds," which means that the Retirement Fixed Income Portfolio I generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities. The Retirement Fixed Income Portfolio I seeks to achieve exposure to a universe of short-term fixed income obligations of issuers that are in developed countries, such as those countries that are members of the Organization of Economic Cooperation and Development ("OECD"), by primarily purchasing shares of the DFA One-Year Fixed Income Portfolio and the DFA Two-Year Global Fixed Income Portfolio (the "Underlying Funds").

The Retirement Fixed Income Portfolio I typically allocates its investments between the Underlying Funds in the following manner: 50% to 70% in the DFA One-Year Fixed Income Portfolio and 30% to 50% in the DFA Two-Year Global Fixed Income Portfolio. Allocations by the Retirement Fixed Income Portfolio I between the Underlying Funds within the ranges described above are based on consideration between expected returns and capital preservation. Periodically, the Advisor will review the allocations for the Retirement Fixed Income Portfolio I in each Underlying Fund. If the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocation ranges for the Retirement Fixed Income Portfolio I. From time to time, the Advisor also may add or remove Underlying Funds in the Retirement Fixed Income Portfolio I without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Fixed Income Portfolio I's net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in fixed income securities. The Retirement Fixed Income Portfolio I ordinarily will have an average weighted maturity of less than two years.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Retirement Fixed Income Portfolio I may invest directly or through its investment in the Underlying Funds in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. Investments in fixed income securities will be considered investment grade at the time of purchase. The DFA One-Year Fixed Income Portfolio generally invests in a universe of fixed income securities that typically mature in one year or less; however, the DFA One-Year Fixed Income Portfolio may take a large position in securities maturing within two years of the date of settlement when higher yields are available. The DFA Two-Year Global Fixed Income Portfolio generally invests in a universe of fixed income securities that mature in two years or less from the date of settlement.

Because many of the DFA Two-Year Global Fixed Income Portfolio's investments will be denominated in foreign currencies, the DFA Two-Year Global Fixed Income Portfolio will also enter into forward foreign currency contracts to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The DFA Two-Year Global Fixed Income Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Each Underlying Fund in which the Retirement Fixed Income Portfolio I may invest may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies ("banking industry securities") when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled "Investments in the Banking Industry by Retirement Fixed Income Portfolio I Underlying Funds" in the Portfolio's Prospectus for additional information.

The Retirement Fixed Income Portfolio I and the Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Retirement Fixed Income Portfolio I invests as of the date of this Prospectus is described in the Portfolio's Prospectus in the section entitled "ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES".

PRINCIPAL RISKS

Fund of Funds Risk: The investment performance of the Retirement Fixed Income Portfolio I is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds' investments. The risks of the Underlying Funds' investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Retirement Fixed Income Portfolio I itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Portfolio's performance.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio's income to decline.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities also are exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Derivatives: Derivatives are instruments, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Retirement Fixed Income Portfolio I will be exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank's borrowers and the borrowers' failure to repay their loans can adversely affect the bank's financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

PERFORMANCE

Performance information is not available for the Retirement Fixed Income Portfolio I because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Institutional Class | DIMENSIONAL RETIREMENT FIXED INCOME FUND I | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	209
Institutional Class | DIMENSIONAL RETIREMENT FIXED INCOME FUND I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dimensional Retirement Fixed Income Fund I
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Dimensional Retirement Fixed Income Fund I (the "Retirement Fixed Income Portfolio I") is to maximize total return consistent with preservation of capital. Total return is comprised of income and capital appreciation.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Fixed Income Portfolio I.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Retirement Fixed Income Portfolio I does not pay transaction costs when buying and selling shares of other mutual funds (the "Underlying Funds"); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Retirement Fixed Income Portfolio I is new, information about portfolio turnover rate is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Retirement Fixed Income Portfolio I is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Fixed Income Portfolio I through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Retirement Fixed Income Portfolio I with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Retirement Fixed Income Portfolio I reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

The Retirement Fixed Income Portfolio I is a "fund of funds," which means that the Retirement Fixed Income Portfolio I generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities. The Retirement Fixed Income Portfolio I seeks to achieve exposure to a universe of short-term fixed income obligations of issuers that are in developed countries, such as those countries that are members of the Organization of Economic Cooperation and Development ("OECD"), by primarily purchasing shares of the DFA One-Year Fixed Income Portfolio and the DFA Two-Year Global Fixed Income Portfolio (the "Underlying Funds").

The Retirement Fixed Income Portfolio I typically allocates its investments between the Underlying Funds in the following manner: 50% to 70% in the DFA One-Year Fixed Income Portfolio and 30% to 50% in the DFA Two-Year Global Fixed Income Portfolio. Allocations by the Retirement Fixed Income Portfolio I between the Underlying Funds within the ranges described above are based on consideration between expected returns and capital preservation. Periodically, the Advisor will review the allocations for the Retirement Fixed Income Portfolio I in each Underlying Fund. If the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocation ranges for the Retirement Fixed Income Portfolio I. From time to time, the Advisor also may add or remove Underlying Funds in the Retirement Fixed Income Portfolio I without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Fixed Income Portfolio I's net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in fixed income securities. The Retirement Fixed Income Portfolio I ordinarily will have an average weighted maturity of less than two years.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Retirement Fixed Income Portfolio I may invest directly or through its investment in the Underlying Funds in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. Investments in fixed income securities will be considered investment grade at the time of purchase. The DFA One-Year Fixed Income Portfolio generally invests in a universe of fixed income securities that typically mature in one year or less; however, the DFA One-Year Fixed Income Portfolio may take a large position in securities maturing within two years of the date of settlement when higher yields are available. The DFA Two-Year Global Fixed Income Portfolio generally invests in a universe of fixed income securities that mature in two years or less from the date of settlement.

Because many of the DFA Two-Year Global Fixed Income Portfolio's investments will be denominated in foreign currencies, the DFA Two-Year Global Fixed Income Portfolio will also enter into forward foreign currency contracts to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The DFA Two-Year Global Fixed Income Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Each Underlying Fund in which the Retirement Fixed Income Portfolio I may invest may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies ("banking industry securities") when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled "Investments in the Banking Industry by Retirement Fixed Income Portfolio I Underlying Funds" in the Portfolio's Prospectus for additional information.

The Retirement Fixed Income Portfolio I and the Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Retirement Fixed Income Portfolio I invests as of the date of this Prospectus is described in the Portfolio's Prospectus in the section entitled "ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES".

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies ("banking industry securities") when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Fund of Funds Risk: The investment performance of the Retirement Fixed Income Portfolio I is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds' investments. The risks of the Underlying Funds' investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Retirement Fixed Income Portfolio I itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Portfolio's performance.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio's income to decline.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities also are exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Derivatives: Derivatives are instruments, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Retirement Fixed Income Portfolio I will be exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank's borrowers and the borrowers' failure to repay their loans can adversely affect the bank's financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available for the Retirement Fixed Income Portfolio I because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Retirement Fixed Income Portfolio I because it has not yet commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com

[1]	The Retirement Fixed Income Portfolio I is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Fixed Income Portfolio I through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year.
[3]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio I, the Advisor has contractually agreed to waive up to the full amount of the Retirement Fixed Income Portfolio I's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Retirement Fixed Income Portfolio I through its investment in other funds managed by the Advisor (the "Underlying Funds") (including the Portfolio's proportionate share of any management fees that an Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Retirement Fixed Income Portfolio I to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Fixed Income Portfolio I so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio I will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

Institutional Class | DIMENSIONAL RETIREMENT FIXED INCOME FUND II
Dimensional Retirement Fixed Income Fund II
INVESTMENT OBJECTIVE

The investment objective of the Dimensional Retirement Fixed Income Fund II (the "Retirement Fixed Income Portfolio II") is to seek to provide total return consistent with inflation protected instruments. Total return is comprised of income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Fixed Income Portfolio II.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (USD $)	Institutional Class DIMENSIONAL RETIREMENT FIXED INCOME FUND II
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Institutional Class DIMENSIONAL RETIREMENT FIXED INCOME FUND II
Management Fee		0.30%
Other Expenses	[1]	0.16%
Acquired Fund Fees and Expenses	[2]	0.20%
Total Annual Fund Operating Expenses		0.66%
Fee Waiver and/or Expense Reimbursement	[3]	0.26%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.40%
[1]	The Retirement Fixed Income Portfolio II is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Fixed Income Portfolio II through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year.
[3]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio II, the Advisor has contractually agreed to waive up to the full amount of the Retirement Fixed Income Portfolio II's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Retirement Fixed Income Portfolio II through its investment in other funds managed by the Advisor (the "Underlying Funds") (including the Portfolio's proportionate share of any management fees that an Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Retirement Fixed Income Portfolio II to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Fixed Income Portfolio II so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio II will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the Retirement Fixed Income Portfolio II with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Retirement Fixed Income Portfolio II reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Institutional Class DIMENSIONAL RETIREMENT FIXED INCOME FUND II	41	185

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Retirement Fixed Income Portfolio II does not pay transaction costs when buying and selling shares of other mutual funds (the "Underlying Funds"); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Retirement Fixed Income Portfolio II is new, information about portfolio turnover rate is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

The Retirement Fixed Income Portfolio II is a "fund of funds," which means that the Retirement Fixed Income Portfolio II generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities. The Retirement Fixed Income Portfolio II seeks to achieve exposure to a universe of fixed income securities that include both inflation-protected and non-inflation protected securities by primarily purchasing shares of the DFA Inflation-Protected Securities Portfolio, the DFA One-Year Fixed Income Portfolio and the Dimensional Retirement Fixed Income Fund III (the "Underlying Funds").

The Retirement Fixed Income Portfolio II typically allocates its investments among the Underlying Funds in the following manner: 75% to 95% in the DFA Inflation-Protected Securities Portfolio and 5% to 25% in the DFA One-Year Fixed Income Portfolio and Dimensional Retirement Fixed Income Fund III. Allocations by the Retirement Fixed Income Portfolio II among the Underlying Funds within the ranges described above are based on consideration of the liquidity needs of the Retirement Fixed Income Portfolio II. Periodically, the Advisor will review the allocations for the Retirement Fixed Income Portfolio II in each Underlying Fund. If the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocation ranges for the Retirement Fixed Income Portfolio II. From time to time, the Advisor also may add or remove Underlying Funds in the Retirement Fixed Income Portfolio II without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Fixed Income Portfolio II's net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in fixed income securities. The Retirement Fixed Income Portfolio II ordinarily will have an average weighted maturity of three to twelve years.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The DFA Inflation-Protected Securities Portfolio ordinarily invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities. The Dimensional Retirement Fixed Income Fund III may invest in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities, as well as inflation protected securities of other investment grade issuers including foreign governments and U.S. and non-U.S. corporations.

Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

The Dimensional Retirement Fixed Income Fund III also may invest in securities issued by the U.S. government and its agencies and other investment grade issuers that do not provide inflation protection while protecting for inflation risk by engaging in swaps, futures or other derivatives. The DFA Inflation-Protected Securities Portfolio will ordinarily have an average weighted maturity, based on market values, of between three and twelve years. The Dimensional Retirement Fixed Income Fund III ordinarily will have an average weighted maturity, based upon market values, of greater than ten years.

The DFA One-Year Fixed Income Portfolio generally invests in a universe of high quality fixed income securities that typically mature in one year or less; however, the DFA One-Year Fixed Income Portfolio may take a large position in securities maturing within two years of the date of settlement when higher yields are available. The DFA One-Year Fixed Income Portfolio invests in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations.

The Retirement Fixed Income Portfolio II and the Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Retirement Fixed Income Portfolio II invests as of the date of this Prospectus is described in the Portfolio's Prospectus in the section entitled "ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES".

PRINCIPAL RISKS

Fund of Funds Risk: The investment performance of the Retirement Fixed Income Portfolio II is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds' investments. The risks of the Underlying Funds' investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Retirement Fixed Income Portfolio II itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in "real" interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Portfolio's performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Portfolio may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio's value. If interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio's income to decline.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities also are exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Derivatives: Derivatives are instruments, such as futures or swap contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When an Underlying Fund uses derivatives, the Retirement Fixed Income Portfolio II will be directly exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

PERFORMANCE

Performance information is not available for the Retirement Fixed Income Portfolio II because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Institutional Class | DIMENSIONAL RETIREMENT FIXED INCOME FUND II | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.26%	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	185
Institutional Class | DIMENSIONAL RETIREMENT FIXED INCOME FUND II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dimensional Retirement Fixed Income Fund II
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Dimensional Retirement Fixed Income Fund II (the "Retirement Fixed Income Portfolio II") is to seek to provide total return consistent with inflation protected instruments. Total return is comprised of income and capital appreciation.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Fixed Income Portfolio II.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Retirement Fixed Income Portfolio II does not pay transaction costs when buying and selling shares of other mutual funds (the "Underlying Funds"); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Retirement Fixed Income Portfolio II is new, information about portfolio turnover rate is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Retirement Fixed Income Portfolio II is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Fixed Income Portfolio II through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Retirement Fixed Income Portfolio II with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Retirement Fixed Income Portfolio II reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

The Retirement Fixed Income Portfolio II is a "fund of funds," which means that the Retirement Fixed Income Portfolio II generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities. The Retirement Fixed Income Portfolio II seeks to achieve exposure to a universe of fixed income securities that include both inflation-protected and non-inflation protected securities by primarily purchasing shares of the DFA Inflation-Protected Securities Portfolio, the DFA One-Year Fixed Income Portfolio and the Dimensional Retirement Fixed Income Fund III (the "Underlying Funds").

The Retirement Fixed Income Portfolio II typically allocates its investments among the Underlying Funds in the following manner: 75% to 95% in the DFA Inflation-Protected Securities Portfolio and 5% to 25% in the DFA One-Year Fixed Income Portfolio and Dimensional Retirement Fixed Income Fund III. Allocations by the Retirement Fixed Income Portfolio II among the Underlying Funds within the ranges described above are based on consideration of the liquidity needs of the Retirement Fixed Income Portfolio II. Periodically, the Advisor will review the allocations for the Retirement Fixed Income Portfolio II in each Underlying Fund. If the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocation ranges for the Retirement Fixed Income Portfolio II. From time to time, the Advisor also may add or remove Underlying Funds in the Retirement Fixed Income Portfolio II without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Fixed Income Portfolio II's net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in fixed income securities. The Retirement Fixed Income Portfolio II ordinarily will have an average weighted maturity of three to twelve years.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The DFA Inflation-Protected Securities Portfolio ordinarily invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities. The Dimensional Retirement Fixed Income Fund III may invest in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities, as well as inflation protected securities of other investment grade issuers including foreign governments and U.S. and non-U.S. corporations.

Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

The Dimensional Retirement Fixed Income Fund III also may invest in securities issued by the U.S. government and its agencies and other investment grade issuers that do not provide inflation protection while protecting for inflation risk by engaging in swaps, futures or other derivatives. The DFA Inflation-Protected Securities Portfolio will ordinarily have an average weighted maturity, based on market values, of between three and twelve years. The Dimensional Retirement Fixed Income Fund III ordinarily will have an average weighted maturity, based upon market values, of greater than ten years.

The DFA One-Year Fixed Income Portfolio generally invests in a universe of high quality fixed income securities that typically mature in one year or less; however, the DFA One-Year Fixed Income Portfolio may take a large position in securities maturing within two years of the date of settlement when higher yields are available. The DFA One-Year Fixed Income Portfolio invests in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations.

The Retirement Fixed Income Portfolio II and the Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Retirement Fixed Income Portfolio II invests as of the date of this Prospectus is described in the Portfolio's Prospectus in the section entitled "ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES".

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Fund of Funds Risk: The investment performance of the Retirement Fixed Income Portfolio II is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds' investments. The risks of the Underlying Funds' investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Retirement Fixed Income Portfolio II itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in "real" interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Portfolio's performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Portfolio may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio's value. If interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio's income to decline.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities also are exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Derivatives: Derivatives are instruments, such as futures or swap contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When an Underlying Fund uses derivatives, the Retirement Fixed Income Portfolio II will be directly exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available for the Retirement Fixed Income Portfolio II because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Retirement Fixed Income Portfolio II because it has not yet commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com

[1]	The Retirement Fixed Income Portfolio II is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Fixed Income Portfolio II through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year.
[3]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio II, the Advisor has contractually agreed to waive up to the full amount of the Retirement Fixed Income Portfolio II's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Retirement Fixed Income Portfolio II through its investment in other funds managed by the Advisor (the "Underlying Funds") (including the Portfolio's proportionate share of any management fees that an Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Retirement Fixed Income Portfolio II to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Fixed Income Portfolio II so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio II will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

Institutional Class | DIMENSIONAL RETIREMENT FIXED INCOME FUND III
Dimensional Retirement Fixed Income Fund III
INVESTMENT OBJECTIVE

The investment objective of the Dimensional Retirement Fixed Income Fund III (the "Retirement Fixed Income Portfolio III") is to seek to provide total return consistent with inflation protected long-term instruments. Total return is comprised of income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Fixed Income Portfolio III.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (USD $)	Institutional Class DIMENSIONAL RETIREMENT FIXED INCOME FUND III
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Institutional Class DIMENSIONAL RETIREMENT FIXED INCOME FUND III
Management Fee		0.30%
Other Expenses	[1]	0.18%
Total Annual Fund Operating Expenses		0.48%
Fee Waiver and/or Expense Reimbursement	[2]	0.08%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.40%
[1]	The Retirement Fixed Income Portfolio III is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio III, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Retirement Fixed Income Portfolio III to the extent necessary to reduce the ordinary operating expenses (not including expenses incurred through its investment in other investment companies and any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Fixed Income Portfolio III so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver and Expense Agreement for the Retirement Fixed Income Portfolio III will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the Retirement Fixed Income Portfolio III with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Retirement Fixed Income Portfolio III reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Institutional Class DIMENSIONAL RETIREMENT FIXED INCOME FUND III	41	146

Portfolio Turnover

The Retirement Fixed Income Portfolio III pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Retirement Fixed Income Portfolio III is new, information about portfolio turnover rate is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase securities from that universe to form a portfolio with the desired term exposure.

The Retirement Fixed Income Portfolio III seeks its investment objective by generally investing in a universe of long-term fixed income securities structured to provide protection against inflation. The Retirement Fixed Income Portfolio III may invest in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities. The Retirement Fixed Income Portfolio III also may invest in inflation protected securities of other investment grade issuers including foreign governments and U.S. and non-U.S. corporations.

Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Retirement Fixed Income Portfolio III will purchase long-term fixed income securities with maturities greater than ten years, although it is anticipated that, at times, the Retirement Fixed Income Portfolio III will purchase securities with lesser maturities. The Retirement Fixed Income Portfolio III ordinarily will have an average weighted maturity, based upon market values, of greater than ten years.

The Retirement Fixed Income Portfolio III also may invest in securities issued by the U.S. government and its agencies and other investment grade issuers that do not provide inflation protection while protecting for inflation risk by engaging in swaps, futures or other derivatives.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Fixed Income Portfolio III's net assets will be invested in fixed income securities.

The Retirement Fixed Income Portfolio III is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Retirement Fixed Income Portfolio III will not shift the maturity of its investments in anticipation of interest rate movements.

The Retirement Fixed Income Portfolio III may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Retirement Fixed Income Portfolio III that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in "real" interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Retirement Fixed Income Portfolio III's performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation protected security are adjusted periodically for changes in inflation, the income distributed by the Retirement Fixed Income Portfolio III may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Portfolio may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio's value. If interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the Retirement Fixed Income Portfolio III's income to decline.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities also are exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Derivatives: Derivatives are instruments, such as futures or swap contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Retirement Fixed Income Portfolio III uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

PERFORMANCE

Performance information is not available for the Retirement Fixed Income Portfolio III because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Institutional Class | DIMENSIONAL RETIREMENT FIXED INCOME FUND III | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	146
Institutional Class | DIMENSIONAL RETIREMENT FIXED INCOME FUND III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dimensional Retirement Fixed Income Fund III
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Dimensional Retirement Fixed Income Fund III (the "Retirement Fixed Income Portfolio III") is to seek to provide total return consistent with inflation protected long-term instruments. Total return is comprised of income and capital appreciation.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Fixed Income Portfolio III.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Retirement Fixed Income Portfolio III pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Retirement Fixed Income Portfolio III is new, information about portfolio turnover rate is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Retirement Fixed Income Portfolio III is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Retirement Fixed Income Portfolio III with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Retirement Fixed Income Portfolio III reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase securities from that universe to form a portfolio with the desired term exposure.

The Retirement Fixed Income Portfolio III seeks its investment objective by generally investing in a universe of long-term fixed income securities structured to provide protection against inflation. The Retirement Fixed Income Portfolio III may invest in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities. The Retirement Fixed Income Portfolio III also may invest in inflation protected securities of other investment grade issuers including foreign governments and U.S. and non-U.S. corporations.

Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Retirement Fixed Income Portfolio III will purchase long-term fixed income securities with maturities greater than ten years, although it is anticipated that, at times, the Retirement Fixed Income Portfolio III will purchase securities with lesser maturities. The Retirement Fixed Income Portfolio III ordinarily will have an average weighted maturity, based upon market values, of greater than ten years.

The Retirement Fixed Income Portfolio III also may invest in securities issued by the U.S. government and its agencies and other investment grade issuers that do not provide inflation protection while protecting for inflation risk by engaging in swaps, futures or other derivatives.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Fixed Income Portfolio III's net assets will be invested in fixed income securities.

The Retirement Fixed Income Portfolio III is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Retirement Fixed Income Portfolio III will not shift the maturity of its investments in anticipation of interest rate movements.

The Retirement Fixed Income Portfolio III may lend its portfolio securities to generate additional income.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Retirement Fixed Income Portfolio III that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in "real" interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Retirement Fixed Income Portfolio III's performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation protected security are adjusted periodically for changes in inflation, the income distributed by the Retirement Fixed Income Portfolio III may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Portfolio may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio's value. If interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the Retirement Fixed Income Portfolio III's income to decline.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities also are exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Derivatives: Derivatives are instruments, such as futures or swap contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Retirement Fixed Income Portfolio III uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available for the Retirement Fixed Income Portfolio III because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Retirement Fixed Income Portfolio III because it has not yet commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com

[1]	The Retirement Fixed Income Portfolio III is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio III, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Retirement Fixed Income Portfolio III to the extent necessary to reduce the ordinary operating expenses (not including expenses incurred through its investment in other investment companies and any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Fixed Income Portfolio III so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver and Expense Agreement for the Retirement Fixed Income Portfolio III will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

Class R10 and Class R25 | DIMENSIONAL RETIREMENT EQUITY FUND II
Dimensional Retirement Equity Fund II
INVESTMENT OBJECTIVE
The investment objective of the Dimensional Retirement Equity Fund II (the "Retirement Equity Portfolio") is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Equity Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Class R10 and Class R25 DIMENSIONAL RETIREMENT EQUITY FUND II (USD $)	Shareholder Fees (fees paid directly from your investment)
Class R10	none
Class R25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class R10 and Class R25 DIMENSIONAL RETIREMENT EQUITY FUND II		Class R10	Class R25
Management Fee		0.30%	0.30%
Distribution and/or Service (12b-1) Fees		0.10%	0.25%
Other Expenses	[1]	0.23%	0.23%
Acquired Fund Fees and Expenses	[2]	0.25%	0.25%
Total Annual Fund Operating Expenses		0.88%	1.03%
Fee Waiver and/or Expense Reimbursement	[3]	0.38%	0.38%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.50%	0.65%
[1]	The Retirement Equity Portfolio is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Equity Portfolio through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year.
[3]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Retirement Equity Portfolio, the Advisor has contractually agreed to waive up to the full amount of the Retirement Equity Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Retirement Equity Portfolio through its investment in other funds managed by the Advisor (the "Underlying Funds") (including the Portfolio's proportionate share of any management fees that an Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Retirement Equity Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Equity Portfolio so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver and Expense Assumption Agreement for the Retirement Equity Portfolio will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the Retirement Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Retirement Equity Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Class R10 and Class R25 DIMENSIONAL RETIREMENT EQUITY FUND II (USD $)	1 Year	3 Years
Class R10	51	243
Class R25	66	290

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Retirement Equity Portfolio does not pay transaction costs when buying and selling shares of other mutual funds (the "Underlying Funds"); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Retirement Equity Portfolio is new, information about portfolio turnover rate is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Retirement Equity Portfolio is a "fund of funds," which means that the Retirement Equity Portfolio generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities. The Retirement Equity Portfolio seeks to achieve exposure to a broad portfolio of securities of both U.S. companies and non-U.S. companies associated with countries with developed and emerging markets, including frontier markets (emerging markets in an earlier stage of development), by primarily purchasing shares of U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, International Core Equity Portfolio, Large Cap International Portfolio, Emerging Markets Core Equity Portfolio and The Emerging Markets Series (the "Underlying Funds"). The Retirement Equity Portfolio may have exposure to companies in all the market capitalization ranges.

The Retirement Equity Portfolio typically allocates its investments among the Underlying Funds in the following manner: 50% to 80% in the U.S. Core Equity 1 Portfolio and U.S. Large Company Portfolio; 15% to 45% in the International Core Equity Portfolio and Large Cap International Portfolio; and 5% to 20% in the Emerging Markets Core Equity Portfolio and The Emerging Markets Series. Allocations by the Retirement Equity Portfolio among the Underlying Funds within the ranges described above are determined by the relative value of the holdings of the Underlying Funds. Periodically, the Advisor will review the allocations for the Retirement Equity Portfolio in each Underlying Fund. If the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocation ranges for the Retirement Equity Portfolio. From time to time, the Advisor also may add or remove Underlying Funds in the Retirement Equity Portfolio without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Equity Portfolio's net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities.

Each Underlying Fund may enter into futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Retirement Equity Portfolio and each Underlying Fund may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Retirement Equity Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds. The Retirement Equity Portfolio and Underlying Funds may invest in such money market funds and other short-term investments to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses. The Retirement Equity Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Retirement Equity Portfolio invests as of the date of this Prospectus is described in the Portfolio's Prospectus in the section entitled "ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES".

PRINCIPAL RISKS

Fund of Funds Risk: The investment performance of the Retirement Equity Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds' investments. The risks of the Underlying Funds' investments are described below.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Retirement Equity Portfolio and the Underlying Funds to at times underperform equity funds that use other investment strategies.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Retirement Equity Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Retirement Equity Portfolio will be exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

PERFORMANCE

Performance information is not available for the Retirement Equity Portfolio because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Class R10 and Class R25 | DIMENSIONAL RETIREMENT EQUITY FUND II | Class R10
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.38%	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	243
Class R10 and Class R25 | DIMENSIONAL RETIREMENT EQUITY FUND II | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.38%	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	290
Class R10 and Class R25 | DIMENSIONAL RETIREMENT EQUITY FUND II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dimensional Retirement Equity Fund II
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dimensional Retirement Equity Fund II (the "Retirement Equity Portfolio") is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Equity Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Retirement Equity Portfolio does not pay transaction costs when buying and selling shares of other mutual funds (the "Underlying Funds"); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Retirement Equity Portfolio is new, information about portfolio turnover rate is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Retirement Equity Portfolio is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Equity Portfolio through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Retirement Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Retirement Equity Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Retirement Equity Portfolio is a "fund of funds," which means that the Retirement Equity Portfolio generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities. The Retirement Equity Portfolio seeks to achieve exposure to a broad portfolio of securities of both U.S. companies and non-U.S. companies associated with countries with developed and emerging markets, including frontier markets (emerging markets in an earlier stage of development), by primarily purchasing shares of U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, International Core Equity Portfolio, Large Cap International Portfolio, Emerging Markets Core Equity Portfolio and The Emerging Markets Series (the "Underlying Funds"). The Retirement Equity Portfolio may have exposure to companies in all the market capitalization ranges.

The Retirement Equity Portfolio typically allocates its investments among the Underlying Funds in the following manner: 50% to 80% in the U.S. Core Equity 1 Portfolio and U.S. Large Company Portfolio; 15% to 45% in the International Core Equity Portfolio and Large Cap International Portfolio; and 5% to 20% in the Emerging Markets Core Equity Portfolio and The Emerging Markets Series. Allocations by the Retirement Equity Portfolio among the Underlying Funds within the ranges described above are determined by the relative value of the holdings of the Underlying Funds. Periodically, the Advisor will review the allocations for the Retirement Equity Portfolio in each Underlying Fund. If the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocation ranges for the Retirement Equity Portfolio. From time to time, the Advisor also may add or remove Underlying Funds in the Retirement Equity Portfolio without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Equity Portfolio's net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities.

Each Underlying Fund may enter into futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Retirement Equity Portfolio and each Underlying Fund may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Retirement Equity Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds. The Retirement Equity Portfolio and Underlying Funds may invest in such money market funds and other short-term investments to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses. The Retirement Equity Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Retirement Equity Portfolio invests as of the date of this Prospectus is described in the Portfolio's Prospectus in the section entitled "ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES".

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Fund of Funds Risk: The investment performance of the Retirement Equity Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds' investments. The risks of the Underlying Funds' investments are described below.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Retirement Equity Portfolio and the Underlying Funds to at times underperform equity funds that use other investment strategies.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Retirement Equity Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Retirement Equity Portfolio will be exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available for the Retirement Equity Portfolio because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Retirement Equity Portfolio because it has not yet commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com

[1]	The Retirement Equity Portfolio is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Equity Portfolio through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year.
[3]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Retirement Equity Portfolio, the Advisor has contractually agreed to waive up to the full amount of the Retirement Equity Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Retirement Equity Portfolio through its investment in other funds managed by the Advisor (the "Underlying Funds") (including the Portfolio's proportionate share of any management fees that an Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Retirement Equity Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Equity Portfolio so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver and Expense Assumption Agreement for the Retirement Equity Portfolio will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

Class R10 and Class R25 | DIMENSIONAL RETIREMENT FIXED INCOME FUND I
Dimensional Retirement Fixed Income Fund I
INVESTMENT OBJECTIVE

The investment objective of the Dimensional Retirement Fixed Income Fund I (the "Retirement Fixed Income Portfolio I") is to maximize total return consistent with preservation of capital. Total return is comprised of income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Fixed Income Portfolio I.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Class R10 and Class R25 DIMENSIONAL RETIREMENT FIXED INCOME FUND I (USD $)	Shareholder Fees (fees paid directly from your investment)
Class R10	none
Class R25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class R10 and Class R25 DIMENSIONAL RETIREMENT FIXED INCOME FUND I		Class R10	Class R25
Management Fee		0.30%	0.30%
Distribution and/or Service (12b-1) Fees		0.10%	0.25%
Other Expenses	[1]	0.45%	0.45%
Acquired Fund Fees and Expenses	[2]	0.18%	0.18%
Total Annual Fund Operating Expenses		1.03%	1.18%
Fee Waiver and/or Expense Reimbursement	[3]	0.53%	0.53%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.50%	0.65%
[1]	The Retirement Fixed Income Portfolio I is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Fixed Income Portfolio I through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year.
[3]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio I, the Advisor has contractually agreed to waive up to the full amount of the Retirement Fixed Income Portfolio I's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Retirement Fixed Income Portfolio I through its investment in other funds managed by the Advisor (the "Underlying Funds") (including the Portfolio's proportionate share of any management fees that an Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Retirement Fixed Income Portfolio I to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Fixed Income Portfolio I so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio I will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the Retirement Fixed Income Portfolio I with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Retirement Fixed Income Portfolio I reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Class R10 and Class R25 DIMENSIONAL RETIREMENT FIXED INCOME FUND I (USD $)	1 Year	3 Years
Class R10	51	275
Class R25	66	322

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Retirement Fixed Income Portfolio I does not pay transaction costs when buying and selling shares of other mutual funds (the "Underlying Funds"); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Retirement Fixed Income Portfolio I is new, information about portfolio turnover rate is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

The Retirement Fixed Income Portfolio I is a "fund of funds," which means that the Retirement Fixed Income Portfolio I generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities. The Retirement Fixed Income Portfolio I seeks to achieve exposure to a universe of short-term fixed income obligations of issuers that are in developed countries, such as those countries that are members of the Organization of Economic Cooperation and Development ("OECD"), by primarily purchasing shares of the DFA One-Year Fixed Income Portfolio and the DFA Two-Year Global Fixed Income Portfolio (the "Underlying Funds").

The Retirement Fixed Income Portfolio I typically allocates its investments between the Underlying Funds in the following manner: 50% to 70% in the DFA One-Year Fixed Income Portfolio and 30% to 50% in the DFA Two-Year Global Fixed Income Portfolio. Allocations by the Retirement Fixed Income Portfolio I between the Underlying Funds within the ranges described above are based on consideration between expected returns and capital preservation. Periodically, the Advisor will review the allocations for the Retirement Fixed Income Portfolio I in each Underlying Fund. If the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocation ranges for the Retirement Fixed Income Portfolio I. From time to time, the Advisor also may add or remove Underlying Funds in the Retirement Fixed Income Portfolio I without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Fixed Income Portfolio I's net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in fixed income securities. The Retirement Fixed Income Portfolio I ordinarily will have an average weighted maturity of less than two years.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Retirement Fixed Income Portfolio I may invest directly or through its investment in the Underlying Funds in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. Investments in fixed income securities will be considered investment grade at the time of purchase. The DFA One-Year Fixed Income Portfolio generally invests in a universe of fixed income securities that typically mature in one year or less; however, the DFA One-Year Fixed Income Portfolio may take a large position in securities maturing within two years of the date of settlement when higher yields are available. The DFA Two-Year Global Fixed Income Portfolio generally invests in a universe of fixed income securities that mature in two years or less from the date of settlement.

Because many of the DFA Two-Year Global Fixed Income Portfolio's investments will be denominated in foreign currencies, the DFA Two-Year Global Fixed Income Portfolio will also enter into forward foreign currency contracts to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The DFA Two-Year Global Fixed Income Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Each Underlying Fund in which the Retirement Fixed Income Portfolio I may invest may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies ("banking industry securities") when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled "Investments in the Banking Industry by Retirement Fixed Income Portfolio I Underlying Funds" in the Portfolio's Prospectus for additional information.

The Retirement Fixed Income Portfolio I and the Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Retirement Fixed Income Portfolio I invests as of the date of this Prospectus is described in the Portfolio's Prospectus in the section entitled "ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES".

PRINCIPAL RISKS

Fund of Funds Risk: The investment performance of the Retirement Fixed Income Portfolio I is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds' investments. The risks of the Underlying Funds' investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Retirement Fixed Income Portfolio I itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Portfolio's performance.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio's income to decline.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities also are exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Derivatives: Derivatives are instruments, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Retirement Fixed Income Portfolio I will be exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank's borrowers and the borrowers' failure to repay their loans can adversely affect the bank's financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

PERFORMANCE

Performance information is not available for the Retirement Fixed Income Portfolio I because it has not yet commenced operations.Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Class R10 and Class R25 | DIMENSIONAL RETIREMENT FIXED INCOME FUND I | Class R10
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.53%	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	275
Class R10 and Class R25 | DIMENSIONAL RETIREMENT FIXED INCOME FUND I | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.53%	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	322
Class R10 and Class R25 | DIMENSIONAL RETIREMENT FIXED INCOME FUND I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dimensional Retirement Fixed Income Fund I
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Dimensional Retirement Fixed Income Fund I (the "Retirement Fixed Income Portfolio I") is to maximize total return consistent with preservation of capital. Total return is comprised of income and capital appreciation.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Fixed Income Portfolio I.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Retirement Fixed Income Portfolio I does not pay transaction costs when buying and selling shares of other mutual funds (the "Underlying Funds"); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Retirement Fixed Income Portfolio I is new, information about portfolio turnover rate is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Retirement Fixed Income Portfolio I is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Fixed Income Portfolio I through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Retirement Fixed Income Portfolio I with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Retirement Fixed Income Portfolio I reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

The Retirement Fixed Income Portfolio I is a "fund of funds," which means that the Retirement Fixed Income Portfolio I generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities. The Retirement Fixed Income Portfolio I seeks to achieve exposure to a universe of short-term fixed income obligations of issuers that are in developed countries, such as those countries that are members of the Organization of Economic Cooperation and Development ("OECD"), by primarily purchasing shares of the DFA One-Year Fixed Income Portfolio and the DFA Two-Year Global Fixed Income Portfolio (the "Underlying Funds").

The Retirement Fixed Income Portfolio I typically allocates its investments between the Underlying Funds in the following manner: 50% to 70% in the DFA One-Year Fixed Income Portfolio and 30% to 50% in the DFA Two-Year Global Fixed Income Portfolio. Allocations by the Retirement Fixed Income Portfolio I between the Underlying Funds within the ranges described above are based on consideration between expected returns and capital preservation. Periodically, the Advisor will review the allocations for the Retirement Fixed Income Portfolio I in each Underlying Fund. If the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocation ranges for the Retirement Fixed Income Portfolio I. From time to time, the Advisor also may add or remove Underlying Funds in the Retirement Fixed Income Portfolio I without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Fixed Income Portfolio I's net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in fixed income securities. The Retirement Fixed Income Portfolio I ordinarily will have an average weighted maturity of less than two years.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Retirement Fixed Income Portfolio I may invest directly or through its investment in the Underlying Funds in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. Investments in fixed income securities will be considered investment grade at the time of purchase. The DFA One-Year Fixed Income Portfolio generally invests in a universe of fixed income securities that typically mature in one year or less; however, the DFA One-Year Fixed Income Portfolio may take a large position in securities maturing within two years of the date of settlement when higher yields are available. The DFA Two-Year Global Fixed Income Portfolio generally invests in a universe of fixed income securities that mature in two years or less from the date of settlement.

Because many of the DFA Two-Year Global Fixed Income Portfolio's investments will be denominated in foreign currencies, the DFA Two-Year Global Fixed Income Portfolio will also enter into forward foreign currency contracts to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The DFA Two-Year Global Fixed Income Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Each Underlying Fund in which the Retirement Fixed Income Portfolio I may invest may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies ("banking industry securities") when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled "Investments in the Banking Industry by Retirement Fixed Income Portfolio I Underlying Funds" in the Portfolio's Prospectus for additional information.

The Retirement Fixed Income Portfolio I and the Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Retirement Fixed Income Portfolio I invests as of the date of this Prospectus is described in the Portfolio's Prospectus in the section entitled "ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES".

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies ("banking industry securities") when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Fund of Funds Risk: The investment performance of the Retirement Fixed Income Portfolio I is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds' investments. The risks of the Underlying Funds' investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Retirement Fixed Income Portfolio I itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Portfolio's performance.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio's income to decline.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities also are exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Derivatives: Derivatives are instruments, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Retirement Fixed Income Portfolio I will be exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank's borrowers and the borrowers' failure to repay their loans can adversely affect the bank's financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available for the Retirement Fixed Income Portfolio I because it has not yet commenced operations.Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Retirement Fixed Income Portfolio I because it has not yet commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com

[1]	The Retirement Fixed Income Portfolio I is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Fixed Income Portfolio I through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year.
[3]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio I, the Advisor has contractually agreed to waive up to the full amount of the Retirement Fixed Income Portfolio I's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Retirement Fixed Income Portfolio I through its investment in other funds managed by the Advisor (the "Underlying Funds") (including the Portfolio's proportionate share of any management fees that an Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Retirement Fixed Income Portfolio I to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Fixed Income Portfolio I so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio I will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

Class R10 and Class R25 | DIMENSIONAL RETIREMENT FIXED INCOME FUND II
Dimensional Retirement Fixed Income Fund II
INVESTMENT OBJECTIVE

The investment objective of the Dimensional Retirement Fixed Income Fund II (the "Retirement Fixed Income Portfolio II") is to seek to provide total return consistent with inflation protected instruments. Total return is comprised of income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Fixed Income Portfolio II.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Class R10 and Class R25 DIMENSIONAL RETIREMENT FIXED INCOME FUND II (USD $)	Shareholder Fees (fees paid directly from your investment)
Class R10	none
Class R25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class R10 and Class R25 DIMENSIONAL RETIREMENT FIXED INCOME FUND II		Class R10	Class R25
Management Fee		0.30%	0.30%
Distribution and/or Service (12b-1) Fees		0.10%	0.25%
Other Expenses	[1]	0.24%	0.24%
Acquired Fund Fees and Expenses	[2]	0.20%	0.20%
Total Annual Fund Operating Expenses		0.84%	0.99%
Fee Waiver and/or Expense Reimbursement	[3]	0.34%	0.34%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.50%	0.65%
[1]	The Retirement Fixed Income Portfolio II is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Fixed Income Portfolio II through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year.
[3]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio II, the Advisor has contractually agreed to waive up to the full amount of the Retirement Fixed Income Portfolio II's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Retirement Fixed Income Portfolio II through its investment in other funds managed by the Advisor (the "Underlying Funds") (including the Portfolio's proportionate share of any management fees that an Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Retirement Fixed Income Portfolio II to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Fixed Income Portfolio II so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio II will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the Retirement Fixed Income Portfolio II with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Retirement Fixed Income Portfolio II reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Class R10 and Class R25 DIMENSIONAL RETIREMENT FIXED INCOME FUND II (USD $)	1 Year	3 Years
Class R10	51	234
Class R25	66	281

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Retirement Fixed Income Portfolio II does not pay transaction costs when buying and selling shares of other mutual funds (the "Underlying Funds"); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Retirement Fixed Income Portfolio II is new, information about portfolio turnover rate is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

The Retirement Fixed Income Portfolio II is a "fund of funds," which means that the Retirement Fixed Income Portfolio II generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities. The Retirement Fixed Income Portfolio II seeks to achieve exposure to a universe of fixed income securities that include both inflation-protected and non-inflation protected securities by primarily purchasing shares of the DFA Inflation-Protected Securities Portfolio, the DFA One-Year Fixed Income Portfolio and the Dimensional Retirement Fixed Income Fund III (the "Underlying Funds").

The Retirement Fixed Income Portfolio II typically allocates its investments among the Underlying Funds in the following manner: 75% to 95% in the DFA Inflation-Protected Securities Portfolio and 5% to 25% in the DFA One-Year Fixed Income Portfolio and Dimensional Retirement Fixed Income Fund III. Allocations by the Retirement Fixed Income Portfolio II among the Underlying Funds within the ranges described above are based on consideration of the liquidity needs of the Retirement Fixed Income Portfolio II. Periodically, the Advisor will review the allocations for the Retirement Fixed Income Portfolio II in each Underlying Fund. If the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocation ranges for the Retirement Fixed Income Portfolio II. From time to time, the Advisor also may add or remove Underlying Funds in the Retirement Fixed Income Portfolio II without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Fixed Income Portfolio II's net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in fixed income securities. The Retirement Fixed Income Portfolio II ordinarily will have an average weighted maturity of three to twelve years.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The DFA Inflation-Protected Securities Portfolio ordinarily invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities. The Dimensional Retirement Fixed Income Fund III may invest in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities, as well as inflation protected securities of other investment grade issuers including foreign governments and U.S. and non-U.S. corporations.

Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

The Dimensional Retirement Fixed Income Fund III also may invest in securities issued by the U.S. government and its agencies and other investment grade issuers that do not provide inflation protection while protecting for inflation risk by engaging in swaps, futures or other derivatives. The DFA Inflation-Protected Securities Portfolio will ordinarily have an average weighted maturity, based on market values, of between three and twelve years. The Dimensional Retirement Fixed Income Fund III ordinarily will have an average weighted maturity, based upon market values, of greater than ten years.

The DFA One-Year Fixed Income Portfolio generally invests in a universe of high quality fixed income securities that typically mature in one year or less; however, the DFA One-Year Fixed Income Portfolio may take a large position in securities maturing within two years of the date of settlement when higher yields are available. The DFA One-Year Fixed Income Portfolio invests in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations.

The Retirement Fixed Income Portfolio II and the Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Retirement Fixed Income Portfolio II invests as of the date of this Prospectus is described in the Portfolio's Prospectus in the section entitled "ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES".

PRINCIPAL RISKS

Fund of Funds Risk: The investment performance of the Retirement Fixed Income Portfolio II is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds' investments. The risks of the Underlying Funds' investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Retirement Fixed Income Portfolio II itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in "real" interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Portfolio's performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Portfolio may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio's value. If interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio's income to decline.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities also are exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Derivatives: Derivatives are instruments, such as futures or swap contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When an Underlying Fund uses derivatives, the Retirement Fixed Income Portfolio II will be directly exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

PERFORMANCE

Performance information is not available for the Retirement Fixed Income Portfolio II because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Class R10 and Class R25 | DIMENSIONAL RETIREMENT FIXED INCOME FUND II | Class R10
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	234
Class R10 and Class R25 | DIMENSIONAL RETIREMENT FIXED INCOME FUND II | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	281
Class R10 and Class R25 | DIMENSIONAL RETIREMENT FIXED INCOME FUND II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dimensional Retirement Fixed Income Fund II
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Dimensional Retirement Fixed Income Fund II (the "Retirement Fixed Income Portfolio II") is to seek to provide total return consistent with inflation protected instruments. Total return is comprised of income and capital appreciation.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Fixed Income Portfolio II.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Retirement Fixed Income Portfolio II does not pay transaction costs when buying and selling shares of other mutual funds (the "Underlying Funds"); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Retirement Fixed Income Portfolio II is new, information about portfolio turnover rate is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Retirement Fixed Income Portfolio II is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Fixed Income Portfolio II through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Retirement Fixed Income Portfolio II with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Retirement Fixed Income Portfolio II reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

The Retirement Fixed Income Portfolio II is a "fund of funds," which means that the Retirement Fixed Income Portfolio II generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities. The Retirement Fixed Income Portfolio II seeks to achieve exposure to a universe of fixed income securities that include both inflation-protected and non-inflation protected securities by primarily purchasing shares of the DFA Inflation-Protected Securities Portfolio, the DFA One-Year Fixed Income Portfolio and the Dimensional Retirement Fixed Income Fund III (the "Underlying Funds").

The Retirement Fixed Income Portfolio II typically allocates its investments among the Underlying Funds in the following manner: 75% to 95% in the DFA Inflation-Protected Securities Portfolio and 5% to 25% in the DFA One-Year Fixed Income Portfolio and Dimensional Retirement Fixed Income Fund III. Allocations by the Retirement Fixed Income Portfolio II among the Underlying Funds within the ranges described above are based on consideration of the liquidity needs of the Retirement Fixed Income Portfolio II. Periodically, the Advisor will review the allocations for the Retirement Fixed Income Portfolio II in each Underlying Fund. If the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocation ranges for the Retirement Fixed Income Portfolio II. From time to time, the Advisor also may add or remove Underlying Funds in the Retirement Fixed Income Portfolio II without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Fixed Income Portfolio II's net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in fixed income securities. The Retirement Fixed Income Portfolio II ordinarily will have an average weighted maturity of three to twelve years.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The DFA Inflation-Protected Securities Portfolio ordinarily invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities. The Dimensional Retirement Fixed Income Fund III may invest in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities, as well as inflation protected securities of other investment grade issuers including foreign governments and U.S. and non-U.S. corporations.

Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

The Dimensional Retirement Fixed Income Fund III also may invest in securities issued by the U.S. government and its agencies and other investment grade issuers that do not provide inflation protection while protecting for inflation risk by engaging in swaps, futures or other derivatives. The DFA Inflation-Protected Securities Portfolio will ordinarily have an average weighted maturity, based on market values, of between three and twelve years. The Dimensional Retirement Fixed Income Fund III ordinarily will have an average weighted maturity, based upon market values, of greater than ten years.

The DFA One-Year Fixed Income Portfolio generally invests in a universe of high quality fixed income securities that typically mature in one year or less; however, the DFA One-Year Fixed Income Portfolio may take a large position in securities maturing within two years of the date of settlement when higher yields are available. The DFA One-Year Fixed Income Portfolio invests in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations.

The Retirement Fixed Income Portfolio II and the Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Retirement Fixed Income Portfolio II invests as of the date of this Prospectus is described in the Portfolio's Prospectus in the section entitled "ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES".

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Fund of Funds Risk: The investment performance of the Retirement Fixed Income Portfolio II is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds' investments. The risks of the Underlying Funds' investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Retirement Fixed Income Portfolio II itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in "real" interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Portfolio's performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Portfolio may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio's value. If interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio's income to decline.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities also are exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Derivatives: Derivatives are instruments, such as futures or swap contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When an Underlying Fund uses derivatives, the Retirement Fixed Income Portfolio II will be directly exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available for the Retirement Fixed Income Portfolio II because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Retirement Fixed Income Portfolio II because it has not yet commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com

[1]	The Retirement Fixed Income Portfolio II is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Fixed Income Portfolio II through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year.
[3]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio II, the Advisor has contractually agreed to waive up to the full amount of the Retirement Fixed Income Portfolio II's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Retirement Fixed Income Portfolio II through its investment in other funds managed by the Advisor (the "Underlying Funds") (including the Portfolio's proportionate share of any management fees that an Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Retirement Fixed Income Portfolio II to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Fixed Income Portfolio II so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio II will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

Class R10 and Class R25 | DIMENSIONAL RETIREMENT FIXED INCOME FUND III
Dimensional Retirement Fixed Income Fund III
INVESTMENT OBJECTIVE

The investment objective of the Dimensional Retirement Fixed Income Fund III (the "Retirement Fixed Income Portfolio III") is to seek to provide total return consistent with inflation protected long-term instruments. Total return is comprised of income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Fixed Income Portfolio III.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Class R10 and Class R25 DIMENSIONAL RETIREMENT FIXED INCOME FUND III (USD $)	Shareholder Fees (fees paid directly from your investment)
Class R10	none
Class R25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class R10 and Class R25 DIMENSIONAL RETIREMENT FIXED INCOME FUND III		Class R10	Class R25
Management Fee		0.30%	0.30%
Distribution and/or Service (12b-1) Fees		0.10%	0.25%
Other Expenses	[1]	0.26%	0.26%
Total Annual Fund Operating Expenses		0.66%	0.81%
Fee Waiver and/or Expense Reimbursement	[2]	0.16%	0.16%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.50%	0.65%
[1]	The Retirement Fixed Income Portfolio III is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio III, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Retirement Fixed Income Portfolio III to the extent necessary to reduce the ordinary operating expenses (not including expenses incurred through its investment in other investment companies and any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Fixed Income Portfolio III so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver and Expense Agreement for the Retirement Fixed Income Portfolio III will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the Retirement Fixed Income Portfolio III with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Retirement Fixed Income Portfolio III reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Class R10 and Class R25 DIMENSIONAL RETIREMENT FIXED INCOME FUND III (USD $)	1 Year	3 Years
Class R10	51	195
Class R25	66	243

Portfolio Turnover

The Retirement Fixed Income Portfolio III pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Retirement Fixed Income Portfolio III is new, information about portfolio turnover rate is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase securities from that universe to form a portfolio with the desired term exposure.

The Retirement Fixed Income Portfolio III seeks its investment objective by generally investing in a universe of long-term fixed income securities structured to provide protection against inflation. The Retirement Fixed Income Portfolio III may invest in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities. The Retirement Fixed Income Portfolio III also may invest in inflation protected securities of other investment grade issuers including foreign governments and U.S. and non-U.S. corporations.

Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Retirement Fixed Income Portfolio III will purchase long-term fixed income securities with maturities greater than ten years, although it is anticipated that, at times, the Retirement Fixed Income Portfolio III will purchase securities with lesser maturities. The Retirement Fixed Income Portfolio III ordinarily will have an average weighted maturity, based upon market values, of greater than ten years.

The Retirement Fixed Income Portfolio III also may invest in securities issued by the U.S. government and its agencies and other investment grade issuers that do not provide inflation protection while protecting for inflation risk by engaging in swaps, futures or other derivatives.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Fixed Income Portfolio III's net assets will be invested in fixed income securities.

The Retirement Fixed Income Portfolio III is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Retirement Fixed Income Portfolio III will not shift the maturity of its investments in anticipation of interest rate movements.

The Retirement Fixed Income Portfolio III may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Retirement Fixed Income Portfolio III that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in "real" interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Retirement Fixed Income Portfolio III's performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation protected security are adjusted periodically for changes in inflation, the income distributed by the Retirement Fixed Income Portfolio III may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Portfolio may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio's value. If interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the Retirement Fixed Income Portfolio III's income to decline.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities also are exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Derivatives: Derivatives are instruments, such as futures or swap contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Retirement Fixed Income Portfolio III uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

PERFORMANCE

Performance information is not available for the Retirement Fixed Income Portfolio III because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Class R10 and Class R25 | DIMENSIONAL RETIREMENT FIXED INCOME FUND III | Class R10
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	195
Class R10 and Class R25 | DIMENSIONAL RETIREMENT FIXED INCOME FUND III | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	243
Class R10 and Class R25 | DIMENSIONAL RETIREMENT FIXED INCOME FUND III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dimensional Retirement Fixed Income Fund III
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Dimensional Retirement Fixed Income Fund III (the "Retirement Fixed Income Portfolio III") is to seek to provide total return consistent with inflation protected long-term instruments. Total return is comprised of income and capital appreciation.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Fixed Income Portfolio III.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Retirement Fixed Income Portfolio III pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Retirement Fixed Income Portfolio III is new, information about portfolio turnover rate is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Retirement Fixed Income Portfolio III is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Retirement Fixed Income Portfolio III with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Retirement Fixed Income Portfolio III reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase securities from that universe to form a portfolio with the desired term exposure.

The Retirement Fixed Income Portfolio III seeks its investment objective by generally investing in a universe of long-term fixed income securities structured to provide protection against inflation. The Retirement Fixed Income Portfolio III may invest in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities. The Retirement Fixed Income Portfolio III also may invest in inflation protected securities of other investment grade issuers including foreign governments and U.S. and non-U.S. corporations.

Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Retirement Fixed Income Portfolio III will purchase long-term fixed income securities with maturities greater than ten years, although it is anticipated that, at times, the Retirement Fixed Income Portfolio III will purchase securities with lesser maturities. The Retirement Fixed Income Portfolio III ordinarily will have an average weighted maturity, based upon market values, of greater than ten years.

The Retirement Fixed Income Portfolio III also may invest in securities issued by the U.S. government and its agencies and other investment grade issuers that do not provide inflation protection while protecting for inflation risk by engaging in swaps, futures or other derivatives.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Fixed Income Portfolio III's net assets will be invested in fixed income securities.

The Retirement Fixed Income Portfolio III is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Retirement Fixed Income Portfolio III will not shift the maturity of its investments in anticipation of interest rate movements.

The Retirement Fixed Income Portfolio III may lend its portfolio securities to generate additional income.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Retirement Fixed Income Portfolio III that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in "real" interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Retirement Fixed Income Portfolio III's performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation protected security are adjusted periodically for changes in inflation, the income distributed by the Retirement Fixed Income Portfolio III may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Portfolio may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio's value. If interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the Retirement Fixed Income Portfolio III's income to decline.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities also are exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Derivatives: Derivatives are instruments, such as futures or swap contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Retirement Fixed Income Portfolio III uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available for the Retirement Fixed Income Portfolio III because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Retirement Fixed Income Portfolio III because it has not yet commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com

[1]	The Retirement Fixed Income Portfolio III is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio III, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Retirement Fixed Income Portfolio III to the extent necessary to reduce the ordinary operating expenses (not including expenses incurred through its investment in other investment companies and any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Fixed Income Portfolio III so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver and Expense Agreement for the Retirement Fixed Income Portfolio III will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011